Intangible Assets - Reconciliation of Goodwill by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2014
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 1,109
Acquisitions	13
Currency translation/other	(32)
Goodwill, ending balance	1,090
Medical [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	511
Acquisitions
Currency translation/other	(29)
Goodwill, ending balance	482
Life Sciences [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	598
Acquisitions	13
Currency translation/other	(3)
Goodwill, ending balance	$ 608